N-6	Apr. 25, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Apr. 25, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLES” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLES — TRANSACTION FEES” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLES” in this Prospectus and “ APPENDIX A - FUNDS AVAILABLE UNDER YOUR POLICY”, which is part of the Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio fees and expenses)	0.10%	4.91%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLES” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges [Text Block]
Transaction Charges

You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLES — TRANSACTION FEES” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLES” in this Prospectus and “ APPENDIX A - FUNDS AVAILABLE UNDER YOUR POLICY”, which is part of the Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio fees and expenses)	0.10%	4.91%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.91%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, and “THE VARIABLE ACCOUNT AND FUNDS” in the Prospctus and “FUND APPENDIX — FUNDS AVAILABLE UNDER YOUR POLICY” which is part of this Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Depositor, Protective Life, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

RISKS
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.
There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

Investment Restrictions [Text Block]
Investment Options

While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing policies described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “RESERVATION OF RIGHTS” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

Optional benefits are subject to additional charges and are available only at the time your Policy is issued and may not be available for all Owners or Insureds.
For additional information about the optional benefits, see “OPTIONAL BENEFITS UNDER THE POLICY” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy (such as in connection with a plan involving covered employees). Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan. Purchases through individual retirement accounts (IRAs) are not permitted under the Internal Revenue Code.
For additional information about tax implications, see “TAX CONSIDERATIONS” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.
For additional information about exchanges, see “USE OF THE POLICY — Replacement of Life Insurance or Annuities” in the Prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you pay when buying, owning and surrendering the Policy. Please refer to the Policy specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the maximum fees and expenses that you pay at the time that you buy the Policy, or surrender or make withdrawals from the Policy, or transfer value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge (consists of the Sales Load and Premium Tax):	Upon receipt of each premium payment	10% of each premium payment	6.0% of each premium payment
Sales Load: (1)	Upon receipt of each premium payment	6.5% of each premium payment	2.5% of each premium payment up to target and 1.0% of each premium payment in excess of target
Premium Tax: (1)	Upon receipt of each premium payment	3.5% of each premium payment	3.5% of each premium payment
Surrender Charge:	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fee: (2)	Upon each transfer in excess of 12 in a Policy Year	$10 per transfer	$10 per transfer
Withdrawal Charge:	At the time of each partial withdrawal of Policy Value	$100 deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.	$25 deducted from Policy Value for all partial withdrawals made after the first made in the same Policy Year.

(1)
The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).

(2)
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See Charges and Deductions.

The table below describes the fees and expenses that you pay periodically during the time that you own the Policy, not including Fund fees and expenses. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.
Periodic Charges Other Than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance (per $1,000 Net Amount at Risk) (1) (2) (3)	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Maximum Charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death)		$0.16 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge: (4)	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (5)		0.90% (of average daily net assets) annually
Administration Charge:	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (6)		$10.00
Loan Interest Credit Spread:	On each Policy Anniversary, as applicable (7)
Maximum Charge (8)		1.5%
Optional Benefit Charges:
Term Life Insurance Rider	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Change of Insured Endorsement	Upon change of insured	$400 per change

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s Schedule will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

(2)
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option 1 (Level Death Benefit); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

(3)
The current minimum and maximum cost of insurance are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

(4)
The mortality and expense risk charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.

(5)
The current net mortality and expense risk charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.

(6)
The current Service Charge is $7.50.

(7)
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured’s death.

(8)
The current Loan Interest Credit Spread is 1.5%.

Fund Annual Operating Expenses (As a Percentage of Fund Average Daily Net Assets)
The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in “Fund Appendix -- Funds Available Under Your Policy.”
	Minimum		Maximum
Total Annual Operating Expenses (1)	0.10%	–	4.91%
(expenses that are deducted from Fund assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)

(1)
Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2022.

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge (consists of the Sales Load and Premium Tax):	Upon receipt of each premium payment	10% of each premium payment	6.0% of each premium payment
Sales Load: (1)	Upon receipt of each premium payment	6.5% of each premium payment	2.5% of each premium payment up to target and 1.0% of each premium payment in excess of target
Premium Tax: (1)	Upon receipt of each premium payment	3.5% of each premium payment	3.5% of each premium payment
Surrender Charge:	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fee: (2)	Upon each transfer in excess of 12 in a Policy Year	$10 per transfer	$10 per transfer
Withdrawal Charge:	At the time of each partial withdrawal of Policy Value	$100 deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.	$25 deducted from Policy Value for all partial withdrawals made after the first made in the same Policy Year.

(1)
The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).

(2)
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See Charges and Deductions.

Sales Load, Description [Text Block]	Sales Load:	[1]
Sales Load, When Deducted [Text Block]	Upon receipt of each premium payment
Sales Load (of Premium Payments), Maximum [Percent]	6.50%
Sales Load (of Premium Payments), Current [Percent]	2.50%
Sales Load (of Other Amount), Current [Percent]	1.00%
Sales Load, Footnotes [Text Block]	The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).
Premium Taxes, Description [Text Block]	Premium Tax:	[1]
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	3.50%
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Other Surrender Fees, Description [Text Block]	Surrender Charge:
Other Surrender Fees, When Deducted [Text Block]	There is no surrender charge associated with your Policy. However, the surrender of your Policy may have tax consequences.
Transfer Fees, Description [Text Block]	Transfer Fee:	[2]
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 10
Transfer Fee, Footnotes [Text Block]
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See Charges and Deductions.

Periodic Charges [Table Text Block]
Periodic Charges Other Than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance (per $1,000 Net Amount at Risk) (1) (2) (3)	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Maximum Charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death)		$0.16 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge: (4)	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (5)		0.90% (of average daily net assets) annually
Administration Charge:	On the Policy Effective Date and each Monthly Anniversary Day
Maximum Charge (6)		$10.00
Loan Interest Credit Spread:	On each Policy Anniversary, as applicable (7)
Maximum Charge (8)		1.5%
Optional Benefit Charges:
Term Life Insurance Rider	On the Policy Effective Date and each Monthly Anniversary Day
Minimum Charge		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge		$83.33 per $1,000 of Net Amount at Risk
Change of Insured Endorsement	Upon change of insured	$400 per change

(1)
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s Schedule will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

(2)
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option 1 (Level Death Benefit); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

(3)
The current minimum and maximum cost of insurance are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

(4)
The mortality and expense risk charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.

(5)
The current net mortality and expense risk charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.

(6)
The current Service Charge is $7.50.

(7)
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured’s death.

(8)
The current Loan Interest Credit Spread is 1.5%.

Insurance Cost, Description [Text Block]	Cost of Insurance (per $1,000 Net Amount at Risk)	[3],[4],[5]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) $0.16 per $1,000 of Net Amount at Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s Schedule will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge:	[6],[7]
Mortality and Expense Risk Fees, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.28%
Mortality And Expense Risk Fees (of Face Amount), Minimum [Percent]	0.10%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The mortality and expense risk charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.
Administrative Expenses, Description [Text Block]	Administration Charge:	[8]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense, Current [Dollars]	$ 7.5
Administrative Expense, Footnotes [Text Block]	The current Service Charge is $7.50.
Other Annual Expense, Footnotes [Text Block]
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured’s death.

Annual Portfolio Company Expenses [Table Text Block]
	Minimum		Maximum
Total Annual Operating Expenses (1)	0.10%	–	4.91%
(expenses that are deducted from Fund assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)

(1)
Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2022.

Portfolio Company Expenses [Text Block]
Fund Annual Operating Expenses (As a Percentage of Fund Average Daily Net Assets)
The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in “Fund Appendix -- Funds Available Under Your Policy.”
	Minimum		Maximum
Total Annual Operating Expenses (1)	0.10%	–	4.91%
(expenses that are deducted from Fund assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)

(1)
	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2022
Portfolio Company Expenses Minimum [Percent]	0.10%	[9]
Portfolio Company Expenses Maximum [Percent]	4.91%	[9]
Portfolio Company Expenses, Footnotes [Text Block]	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2022.
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Investment Risk (Policy Value not Guaranteed).   If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk (the difference between the Death Benefit and the Policy Value) under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest.
If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual interest effective rate of 2%. See “The Company and the Fixed Account.”
Risk of Lapse.   Your Policy may terminate if your Policy Value on any Monthly Anniversary Day (the same day each month as the Policy Effective Date) is less than the amount of the Monthly Deduction due on that date. If your Policy would terminate due to insufficient value, we will send you notice of the premium required to prevent termination of the Policy at the expiration of the grace period while the Insured is living (“Lapse”). You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the monthly cost of insurance for the next three months or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. There is a cost to reinstate your Policy. See Lapse and Reinstatement.
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. A lapse of your Policy at a time when a policy loan is outstanding may have tax consequences. See Tax Considerations.
Surrender Risks.   The Cash Surrender Value of the Policy is generally the Cash Value less any Policy Debt and less any Monthly Deduction applied on the date of surrender. No Death Benefit Proceeds will be paid after the effective date of surrender of the Policy.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the account value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
A surrender or withdrawal may have tax consequences. See Tax Considerations.
Tax Risks.   Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply. This Policy is intended to qualify as life insurance for tax purposes and is designed to meet the requirements of Section 7702 of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code” or “Code”).
The applicable factor used in determining the minimum Death Benefit shall be the factor required by Section 7702 of the Code as shown in your Policy. Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. However, in the event the minimum Death Benefit exceeds the Total Face Amount, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, in the event the minimum Death Benefit exceeds the Total Face Amount plus the Policy Value under Death Benefit Option 2, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount plus Policy Value. See Death Benefit Options for detailed information about each Death Benefit Option.
Your Policy may become a modified endowment contract as a result of: (1) the payment of premiums exceeding the limits of Section 7702A of the Code, (2) certain changes to your Policy, such as a reduction in your Death Benefit or certain rider benefits, or (3) an exchange of a contract which is a modified endowment contract for this Policy.
If your Policy becomes a modified endowment contract, transactions such as surrenders, withdrawals and loans will be treated first as a distribution of the earnings in the Policy and generally will be taxable as ordinary income in the year received, to the extent there is any gain in the Policy. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a modified endowment contract, distributions, such as surrenders and withdrawals, generally are treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, surrenders, withdrawals or loans from a Policy that is not a modified endowment contract are not subject to the 10% additional tax.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and others. The tax consequences of such plans vary depending on the particular facts and circumstances of each individual arrangement. For more information regarding certain arrangements, see Tax Considerations and, specifically, the sections discussing Employer-Owned Life Insurance, Split-Dollar Life Insurance, and Employer-Financed Insurance Purchase Arrangements — Tax and Other Legal Issues.
See Tax Considerations for a discussion of certain tax risks and considerations, including those relating to employer owned life insurance. You should consult a qualified tax adviser for assistance in all Policy related tax matters.
Loan Risks.   A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account. Interest credited on the portion of the Policy Value being used as collateral for a Policy loan is the loan interest rate less an amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value (“Loan Interest Credit Spread”).
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See Tax Considerations — Tax Treatment of Loans. Policy loans also may increase the potential for Lapse if the investment results of the Sub- Accounts to which Cash Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit. See Policy Loans.
Fund Risks.   We do not guarantee that a Fund will meet its investment objectives and strategies. Policy Value may increase or decrease depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each
Fund’s prospectus, which you may request, free of charge, by visiting https://www.protective.com/eprospectus, calling 1-800-265-1545 or emailing prospectus@protective.com.
General Account Risks.   The Company’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Variable Account) and are subject to the Company’s claims-paying ability. The Fixed Account is part of the General Account. An Owner should look to the financial strength of Protective Life for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the Company’s general creditors and the conduct of our routine business activities. For more information on Protective Life’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds. See also The Company and the Fixed Account — Our General Account.
Potential for Increased Charges and Fees.   The Company has the right to increase (up to the maximum amount noted in the fee table) the charges and fees we deduct. See also Fee Tables and Charges and Deductions.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
As long as the Policy remains in force, Protective Life will pay the Beneficiary the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner’s estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option that the Company is then offering. Payment of the Death Benefit Proceeds may have tax consequences. See Tax Considerations — Tax Treatment of Life Insurance Death Benefit Proceeds.
Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.
Limits on Policy Rights
Incontestability.   Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider or endorsement, after the Policy, rider, or endorsement has been in force during the Insured’s lifetime for two years from the Policy Effective Date or the effective date of the rider or endorsement. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Total Face Amount with respect to statements made in the Evidence of Insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
Suicide Exclusion.   If the Insured dies by suicide, within two years from the Issue Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, and any withdrawals. If the Total Face Amount is increased and if the Insured commits suicide, within 2 years from the effective date of any increase, the Company will refund the cost of insurance paid for the amount of increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase. The Company will not pay any portion of the increased Total Face Amount, other than the Death Benefit (and only if it is greater than the Total Face Amount prior to the increase).
The Company reserves the right to request and obtain evidence as to the manner and/or cause of the Insured’s death where not prohibited by law. Such request:
1.
will be reasonable;

2.
will clearly set forth the reasons why an autopsy is warranted; and

3.
the autopsy will be at the Company’s expense.

Misstatement of Age or Sex.   If the Insured’s age and/or sex on the Policy Date has been misstated and the misstatement is discovered on or after the death of the Insured, then the benefits payable under this Policy will be the amount of insurance that the cost of insurance would have purchased for the correct age and/or sex on the Policy Date. The applicable factor used in determining the Death Benefit shall be the factor required by Section 7702 of the Code reflecting the Insured’s correct age and/or sex. If the Insured is alive at the time the misstatement of age and/or sex is discovered, then we will adjust the Policy Value Account and other benefits under the Policy as of the Policy Date based on the correct age and/or sex. Future monthly deductions from the Policy Value Account will be based upon the correct age and/or sex.
Calculation of Death Benefit Proceeds
The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured’s death, less (1) any Policy Debt on that date, and less (2) any past due Monthly Deductions.
The calculation of the Death Benefit depends on the Death Benefit Option elected.
Federal Tax Compliance Test. Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies the Cash Value Accumulation Test.
The Cash Value Accumulation Test (“CVAT”) does not have a premium limit, but does require that the Death Benefit be at least a certain percentage (varying based on the Attained Age, sex and premium class of the Insured) of the Cash Value.
The Death Benefit Option you choose will also affect the amount of your Death Benefit.
Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, the Death Benefit may vary based on the Cash Value if the minimum Death Benefit is greater than the Total Face Amount under the Death Benefit Option 1 or the Total Face Amount plus the Policy Value under Death Benefit Option 2. See Death Benefit Options for detailed information about each Death Benefit Option.
You should consult your tax advisor or registered representative for more information about which death benefit option you should choose in light of your specific goals and circumstances.
The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option currently being offered by the Company is selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the General Account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.
Death Benefit Options
The Policy has two Death Benefit options.
Option 1. The “Level Death” Option. Under this option, the death benefit is the greater of  —
•
the Policy’s Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to minimize your cost of insurance.
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is the greater of  —
•
The Total Face Amount shown on the Policy Schedule, plus the Policy Value on the Insured’s date of death; or,

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to maximize your death benefit.
Your Cash Value and Death Benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. The Cash Value includes the Return of Expense Charge Benefit, if applicable, and thus the amount of this benefit can affect the amount of the Death Benefit.
There is no minimum Death Benefit guarantee associated with this Policy.
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, but not more than once each Policy Year, the Owner may change the Death Benefit Option on the Policy for any reason subject to the following rules. The Company must be notified by receipt of the request in writing in Good Order at the Home Office. After any change, the Total Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory Evidence of Insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Any change will be effective on the Monthly Anniversary following the date the Company approves the Request. Protective Life reserves the right to decline to change the Death Benefit Option if after the change the Death Benefit would be based on the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule.
When a change from Option 1 to Option 2 is made, the Total Face Amount after the change is effected will be equal to the Total Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Total Face Amount after the change will be equal to the Total Face Amount before the change is effected plus the Policy Value on the effective date of the change.
Changing the Total Face Amount
The Owner may request a change in the Total Face Amount of the Policy at any time within certain limits. The request must be received in writing in Good Order at the Home Office.
Increasing the Total Face Amount.   Any increase in the Total Face Amount must be at least $25,000 and an application must be submitted in Good Order. Protective Life will require satisfactory Evidence of Insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in periodic premiums may be advisable. See Premiums — Premium Payments Upon Increase in Total Face Amount. The increase in Total Face Amount will become effective as of the Monthly Anniversary Day following the date that Protective Life approves the request for the increase, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Total Face Amount.
Each increase to the Total Face Amount is considered to be a new segment to the Policy for Policy administration purposes. When an increase is approved, Net Premium is allocated against the original Policy segment up to the seven-pay premium limit established on the Issue Date. Any excess Net Premium is then allocated toward the new segment. Each segment will have a separate target premium associated with it. The expense charge applied to Net Premium is higher up to target and lower for Net Premium in excess of the target as described in detail in the Charges and Deductions section of this Prospectus. The expense charge formula will apply to each segment based on the target
Net Premium for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the Standard Death Benefits — Limits on Policy Rights section of this Prospectus.
Increasing the Total Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Total Face Amount may also have tax consequences. See Tax Considerations. Please consult your tax advisor.
Decreasing the Total Face Amount.   The minimum decrease in the Total Face Amount is $25,000 and a request must be submitted in Good Order. The decrease in Total Face Amount will become effective on the Monthly Anniversary Day following the date that Protective Life approves the request for the decrease. If the decrease would cause the Death Benefit to be based on the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule, Protective Life reserves the right to decline or limit the amount of such decrease. Although Protective Life will attempt to notify an Owner if a decrease in the Total Face Amount will cause a Policy to be considered a modified endowment contract under Section 7702A of the Code, we will not automatically return premium. See Tax Considerations — Policies That Are MECs. Decreasing the Total Face Amount also may have other tax consequences. See Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Policy Years.
The Total Face Amount after any decrease must be at least $100,000. If the initial Total Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Total Face Amount in the reverse order in which they occurred.
Decreasing the Total Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges.
Settlement Options
The Death Benefit on the Insured’s death will be paid in a lump sum unless the Owner elects to receive all or a portion of the Death Benefit Proceeds under a settlement option that the Company is then offering. The Company shall make settlement to the Beneficiary, not later than 30 days after the Company receives due proof of the Insured’s death. The Company will pay interest, computed daily, from the date of death equal to the rate required by the state in which the Policy was delivered. See Tax Considerations — Tax Treatment of Life Insurance Death Benefit Proceeds.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

Charges and Contract Values, Note (N-6) [Text Block]
Changing Death Benefit Options
The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, but not more than once each Policy Year, the Owner may change the Death Benefit Option on the Policy for any reason subject to the following rules. The Company must be notified by receipt of the request in writing in Good Order at the Home Office. After any change, the Total Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory Evidence of Insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Any change will be effective on the Monthly Anniversary following the date the Company approves the Request. Protective Life reserves the right to decline to change the Death Benefit Option if after the change the Death Benefit would be based on the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule.
When a change from Option 1 to Option 2 is made, the Total Face Amount after the change is effected will be equal to the Total Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Total Face Amount after the change will be equal to the Total Face Amount before the change is effected plus the Policy Value on the effective date of the change.
Changing the Total Face Amount
The Owner may request a change in the Total Face Amount of the Policy at any time within certain limits. The request must be received in writing in Good Order at the Home Office.
Increasing the Total Face Amount.   Any increase in the Total Face Amount must be at least $25,000 and an application must be submitted in Good Order. Protective Life will require satisfactory Evidence of Insurability. In addition, the Insured’s current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in periodic premiums may be advisable. See Premiums — Premium Payments Upon Increase in Total Face Amount. The increase in Total Face Amount will become effective as of the Monthly Anniversary Day following the date that Protective Life approves the request for the increase, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Total Face Amount.
Each increase to the Total Face Amount is considered to be a new segment to the Policy for Policy administration purposes. When an increase is approved, Net Premium is allocated against the original Policy segment up to the seven-pay premium limit established on the Issue Date. Any excess Net Premium is then allocated toward the new segment. Each segment will have a separate target premium associated with it. The expense charge applied to Net Premium is higher up to target and lower for Net Premium in excess of the target as described in detail in the Charges and Deductions section of this Prospectus. The expense charge formula will apply to each segment based on the target
Net Premium for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the Standard Death Benefits — Limits on Policy Rights section of this Prospectus.
Increasing the Total Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Total Face Amount may also have tax consequences. See Tax Considerations. Please consult your tax advisor.
Decreasing the Total Face Amount.   The minimum decrease in the Total Face Amount is $25,000 and a request must be submitted in Good Order. The decrease in Total Face Amount will become effective on the Monthly Anniversary Day following the date that Protective Life approves the request for the decrease. If the decrease would cause the Death Benefit to be based on the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule, Protective Life reserves the right to decline or limit the amount of such decrease. Although Protective Life will attempt to notify an Owner if a decrease in the Total Face Amount will cause a Policy to be considered a modified endowment contract under Section 7702A of the Code, we will not automatically return premium. See Tax Considerations — Policies That Are MECs. Decreasing the Total Face Amount also may have other tax consequences. See Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Policy Years.
The Total Face Amount after any decrease must be at least $100,000. If the initial Total Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Total Face Amount in the reverse order in which they occurred.
Decreasing the Total Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges.

Item 11. Other Benefits Available (N-6) [Text Block]
OPTIONAL BENEFITS UNDER THE POLICY
In addition to the standard death benefits associated with your Policy, other optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Description of Restrictions/Limitations
Term Life Insurance Rider	To provide for level term insurance on the life of the Insured.	• Only available at the time of Policy issue. • Only available should the purchaser satisfy certain criteria (1) at the time of purchase.
Name of Benefit	Purpose	Description of Restrictions/Limitations
Change of Insured Endorsement	Allows the Owner to change the named Insured under the Policy.	• Not available to individual Owners. • Only available at the time of Policy issue.

(1)
The criteria referenced herein is described further in the second paragraph under the heading “Term Life Insurance Rider” below.

The following supplemental benefits available through riders and endorsements may be available to be added to your Policy. Monthly charges, if applicable, for these riders and endorsements will be deducted from your Policy Value as part of the monthly deduction. See Monthly Deduction.
The Term Life Insurance Rider (i) can only be added at the time of Policy issue and (ii) the purchaser must satisfy certain criteria such as the number of Policies it expects to purchase and the expected aggregate Total Face Amount under all such Policies.
The Change of Insured Endorsement (i) is not available to individual Owners, and (ii) can only be added at the time of Policy issue, as further discussed below under Change of Insured Endorsement (not available to individual Owners). Please ask your Protective Life agent for further information, or contact the Home Office.
Term Life Insurance Rider.
This rider provides term life insurance on the Insured. Coverage is automatically annually renewable until the Insured’s Attained Age 121. The amount of Death Benefit provided under this rider may vary on a monthly basis as described below. The Company will pay the Term Life Insurance Rider’s Death Benefit (“Rider Death Benefit”) to the Beneficiary when the Company receives proof of the death of the Insured and that the death occurred while this rider was in force. This rider does not have a Cash Value.
We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying Owner. Protective Life from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Variable Account.
If you purchase this rider, the Total Face Amount, as selected by the Owner, will be the sum of the Base Policy Face Amount and the amount of coverage provided by this rider (the “Term Life Insurance Rider Face Amount”). The Owner elects the Total Face Amount and the applicable percentage of Term Life Insurance Rider Face Amount which ranges from 10% to 90% of the Total Face Amount.
The amount of the Rider Death Benefit depends on the death benefit option that applies under your Policy. The Rider Death Benefit will be determined on each Monthly Anniversary Day in accordance with one of those options. While this rider is in force, the Rider Death Benefit is included in the Death Benefit payable under the Policy and will at all times be the same as the option you have chosen for your Policy.
Option 1: Level Death
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable Factor shown in the Table on the Policy Schedule and based on the age of the Insured on date of death.

•
less the greater of:

c.
the Base Policy Face Amount shown on the Policy Schedule; or

d.
the Policy Value of the Policy.

Option 2: Coverage Plus
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, plus the Policy Value Account on the Insured’s date of death; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable Factor shown in the Table on the Policy Schedule based on the age of the Insured at date of death.

•
less

c.
the Base Policy Face Amount shown on the Policy Schedule; plus

d.
the Policy Value of the Policy.

If the Total Face Amount is changed based on the Request of the Owner to change the Death Benefit Option, then the Base Policy Face Amount and the Term Life Insurance Rider Face Amount will be changed proportionally to the change in the Total Face Amount.
If you purchase this rider, the sales load will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total premium payments. As a result, this rider generally is not offered in connection with any Policy with annual premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your premiums will occur, when the maximum term rider is purchased.
This rider will terminate upon the earliest of:
•
Request by the Owner;

•
The date the Policy is surrendered or coverage has ceased; or

•
The death of the Insured.

The fees and rider are subject to the terms and conditions contained in the “Fees and Charges” provision in the Policy and are described in detail in the Charges and Deductions section of this Prospectus, where applicable.
The calculation of the fees and charges described in detail in the Charges and Deductions section of this Prospectus are modified as follows if this rider is elected:
Cost of Insurance under the Term Life Insurance Rider.   While this rider is in force, the Death Benefit described in the Policy includes the Rider Death Benefit. The cost of insurance for the Policy and this rider is calculated as follows and there is no additional cost of insurance charge for this rider.
a.
The Death Benefit divided by the death benefit interest rate factor as shown on the Policy Schedule, less the Policy Value Account on each Monthly Anniversary, multiplied by the current monthly risk rate for the Insured’s Attained Age; plus

b.
The monthly administration charge.

If there has been an increase or decrease in the Death Benefit during the Policy Year, the cost of insurance calculation will be adjusted accordingly to reflect the change.
Expense Charge under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current expense charge assessed will be made in proportion to the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The expense charge assessed will not exceed the maximum expense charge shown on the Policy Schedule. The Return of Expense Charge Benefit as described in the “Return of Expense Charge Benefit” section in this Prospectus will be calculated for the current expense charge as assessed, as described above, when this rider is elected. The Return of Expense Charge Schedule is shown on the Policy Schedule.
Mortality and Expense Charges under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current mortality and expense charges assessed will be based on the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The mortality and expense charges assessed per year will be determined by us but will not exceed 0.90% annually.
Example of the Operation of the Term Life Insurance Rider.
The Term Life Insurance Rider — if purchased with the Base Policy — will not impact the Death Benefit provided by the Total Face Amount, but will cause a reduction in the expense charges applied against the Policy Value. This reduction in charges will provide for higher Policy Values than if no Term Life Insurance Rider were elected. For example, if the Term Life Insurance Rider Face Amount is equal to $25,000 and the Total Face Amount equals $100,000, there will be a 25% reduction in the assessed expense charge. Similarly, there is a reduction of the current Mortality and Expense Charges, down to 0.10% when the maximum percentage of Term Life Insurance Rider Face Amount is utilized. Accordingly, for a purchase of  $100,000 of life insurance coverage ($75,000 Base and $25,000 Term), Death Benefits over the life of the Policy due to the expense charge reductions may exceed the Death Benefits provided if no Term Rider was purchased and the $100,000 coverage was provided solely under the Base Policy.
Change of Insured Endorsement (not available to Individual Owners).   This endorsement permits you to change the Insured under your Policy or any Insured that has been named by virtue of this endorsement. Before we change the Insured you must provide us with (1) a written Request in Good Order for the change signed by you and approved by us; (2) evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Effective Date. We may charge a fee for administrative and underwriting expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, premiums will be based on the new Insured’s age, sex, mortality class and the premium rate in effect on the Change of Insured Date, which is the Monthly Anniversary on or following the date of approval by the Company of the new Insured. See also Tax Considerations — Change of Insured Endorsement. The monthly risk rates will be based on the new Insured’s age and sex as of the Policy Date and the premium class as of the Change of Insured Date. The maximum monthly risk rates are shown on the updated Policy Schedule and are based on the Mortality Table as shown on the updated Policy Schedule, age nearest birthday. The Company may charge a lower monthly risk rate than shown on the Policy Schedule. The Total Face Amount of the Policy will not change on the Change of Insured Date.

Calculation Method of Benefit [Text Block]
Calculation of Death Benefit Proceeds
The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured’s death, less (1) any Policy Debt on that date, and less (2) any past due Monthly Deductions.
The calculation of the Death Benefit depends on the Death Benefit Option elected.
Federal Tax Compliance Test. Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies the Cash Value Accumulation Test.
The Cash Value Accumulation Test (“CVAT”) does not have a premium limit, but does require that the Death Benefit be at least a certain percentage (varying based on the Attained Age, sex and premium class of the Insured) of the Cash Value.
The Death Benefit Option you choose will also affect the amount of your Death Benefit.
Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, the Death Benefit may vary based on the Cash Value if the minimum Death Benefit is greater than the Total Face Amount under the Death Benefit Option 1 or the Total Face Amount plus the Policy Value under Death Benefit Option 2. See Death Benefit Options for detailed information about each Death Benefit Option.
You should consult your tax advisor or registered representative for more information about which death benefit option you should choose in light of your specific goals and circumstances.
The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option currently being offered by the Company is selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the General Account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.
Death Benefit Options
The Policy has two Death Benefit options.
Option 1. The “Level Death” Option. Under this option, the death benefit is the greater of  —
•
the Policy’s Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to minimize your cost of insurance.
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is the greater of  —
•
The Total Face Amount shown on the Policy Schedule, plus the Policy Value on the Insured’s date of death; or,

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to maximize your death benefit.
Your Cash Value and Death Benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. The Cash Value includes the Return of Expense Charge Benefit, if applicable, and thus the amount of this benefit can affect the amount of the Death Benefit.
There is no minimum Death Benefit guarantee associated with this Policy.

Limitations, Restrictions, and Risks of Benefit [Text Block]
Limits on Policy Rights
Incontestability.   Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider or endorsement, after the Policy, rider, or endorsement has been in force during the Insured’s lifetime for two years from the Policy Effective Date or the effective date of the rider or endorsement. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Total Face Amount with respect to statements made in the Evidence of Insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
Suicide Exclusion.   If the Insured dies by suicide, within two years from the Issue Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, and any withdrawals. If the Total Face Amount is increased and if the Insured commits suicide, within 2 years from the effective date of any increase, the Company will refund the cost of insurance paid for the amount of increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase. The Company will not pay any portion of the increased Total Face Amount, other than the Death Benefit (and only if it is greater than the Total Face Amount prior to the increase).
The Company reserves the right to request and obtain evidence as to the manner and/or cause of the Insured’s death where not prohibited by law. Such request:
1.
will be reasonable;

2.
will clearly set forth the reasons why an autopsy is warranted; and

3.
the autopsy will be at the Company’s expense.

Misstatement of Age or Sex.   If the Insured’s age and/or sex on the Policy Date has been misstated and the misstatement is discovered on or after the death of the Insured, then the benefits payable under this Policy will be the amount of insurance that the cost of insurance would have purchased for the correct age and/or sex on the Policy Date. The applicable factor used in determining the Death Benefit shall be the factor required by Section 7702 of the Code reflecting the Insured’s correct age and/or sex. If the Insured is alive at the time the misstatement of age and/or sex is discovered, then we will adjust the Policy Value Account and other benefits under the Policy as of the Policy Date based on the correct age and/or sex. Future monthly deductions from the Policy Value Account will be based upon the correct age and/or sex.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A
FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
U.S. Equity	American Century Investments® VP Capital Appreciation Fund - Class I(1)	0.92%	-28.11%	7.91%	10.25%
U.S. Equity	American Century Investments® VP Mid Cap Value Fund - Class I	0.86%	-1.19%	6.76%	11.01%
U.S. Equity	American Century Investments® VP Ultra® Fund - Class I(1)	0.76%	-32.38%	11.10%	14.12%
U.S. Equity	American Century Investments® VP Value Fund - Class I(1)	0.73%	0.54%	7.85%	10.59%
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2	0.72%	-17.70%	-1.77%	-0.50%
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2(1)	0.67%	-17.33%	4.10%	7.77%
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 2(1)	0.91%	-29.55%	2.79%	6.84%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 2	0.53%	-16.50%	7.83%	11.54%
International Equity	American Funds Insurance Series® International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
International Equity	American Funds Insurance Series® New World Fund® - Class 2(1)	0.82%	-22.10%	2.32%	4.27%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2(1)	0.50%	-8.45%	7.11%	11.30%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I(1)	0.33%	-14.82%	4.77%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited(1)	0.73%	-15.86%	3.50%	5.06%
Taxable Bond	BlackRock High Yield V.I. Fund - Class I - BlackRock International Limited(1)	0.56%	-10.35%	2.60%	4.10%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Initial Shares - Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	-25.31%	5.22%	9.22%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Sector Equity	Davis Financial Portfolio - Davis Selected Advisers (New York) Inc.	0.75%	-8.53%	4.76%	10.21%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	-12.45%	2.02%	—
U.S. Equity	DWS Core Equity VIP - Class A	0.59%	-15.53%	8.60%	12.56%
Taxable Bond	DWS High Income VIP - Class A(1)	0.71%	-8.88%	2.57%	3.73%
U.S. Equity	DWS Small Cap Index VIP - Class A - Northern Trust Investments, Inc.(1)	0.39%	-20.64%	3.82%	8.75%
Taxable Bond	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.17%	-2.74%	1.93%	2.52%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Allocation	Empower Aggressive Profile Fund - Investor Class (formerly, Great-West Aggressive Profile Fund)	1.15%	-15.17%	5.10%	9.09%
U.S. Equity	Empower Ariel Mid Cap Value Fund - Investor Class (formerly, Great-West Ariel Mid Cap Value Fund) - Ariel Investments, LLC(1)	1.05%	-12.94%	4.97%	9.49%
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1)	0.50%	-13.68%	-0.56%	0.54%
Allocation	Empower Conservative Profile Fund - Investor Class (formerly, Great-West Conservative Profile Fund)(1)	0.78%	-9.93%	2.29%	3.65%
Taxable Bond	Empower Core Bond Fund - Investor Class (formerly, Great-West Core Bond Fund)(1)	0.70%	-14.70%	-0.43%	0.79%
International Equity	Empower Emerging Markets Equity Fund - Investor Class (formerly, Great-West Emerging Markets Equity Fund) - UBS Asset Management (Americas) Inc; Lazard Asset Management LLC(1)	1.23%	-22.34%	—	—
Money Market	Empower Government Money Market Fund - Investor Class (formerly, Great-West Government Money Market Fund)(1)	0.46%	1.22%	0.92%	0.50%
Taxable Bond	Empower Inflation-Protected Securities Fund - Investor Class (formerly, Great-West Inflation-Protected Securities Fund) - Goldman Sachs Asset Management, L.P.(1)	0.70%	-8.92%	—	—
International Equity	Empower International Index Fund - Investor Class - (formerly, Great-West International Index Fund) - Irish Life Inv Managers Ltd	0.64%	-14.74%	1.18%	4.11%
International Equity	Empower International Value Fund - Investor Class (formerly, Great-West International Value Fund) - LSV Asset Management; Massachusetts Financial Services Company	1.06%	-15.18%	1.23%	6.75%
U.S. Equity	Empower Large Cap Growth Fund - Investor Class (formerly, Great-West Large Cap Growth Fund) - Amundi Asset Management US, Inc.; JPMorgan Investment Management Inc.(1)	0.98%	-23.16%	12.35%	13.74%
Allocation	Empower Lifetime 2015 Fund - Investor Class (formerly, Great-West Lifetime 2015 Fund)(1)	0.80%	-12.27%	3.06%	5.00%
Allocation	Empower Lifetime 2020 Fund - Investor Class (formerly, Great-West Lifetime 2020 Fund)(1)	0.83%	-12.95%	3.20%	—
Allocation	Empower Lifetime 2025 Fund - Investor Class (formerly, Great-West Lifetime 2025 Fund)(1)	0.85%	-13.83%	3.46%	6.20%
Allocation	Empower Lifetime 2030 Fund - Investor Class (formerly, Great-West Lifetime 2030 Fund)(1)	0.87%	-14.62%	3.73%	—
Allocation	Empower Lifetime 2035 Fund - Investor Class (formerly, Great-West Lifetime 2035 Fund)(1)	0.89%	-15.62%	4.07%	7.37%
Allocation	Empower Lifetime 2040 Fund - Investor Class (formerly, Great-West Lifetime 2040 Fund)	0.92%	-16.30%	4.34%	—
Allocation	Empower Lifetime 2045 Fund - Investor Class (formerly, Great-West Lifetime 2045 Fund)	0.92%	-16.82%	4.42%	7.68%
Allocation	Empower Lifetime 2050 Fund - Investor Class (formerly, Great-West Lifetime 2050 Fund)	0.93%	-16.95%	4.42%	—
Allocation	Empower Lifetime 2055 Fund - Investor Class (formerly, Great-West Lifetime 2055 Fund)	0.92%	-17.13%	4.29%	7.55%
Allocation	Empower Lifetime 2060 Fund - Investor Class (formerly, Great-West Lifetime 2060 Fund)	0.94%	-17.10%	—	—
U.S. Equity	Empower Mid Cap Value Fund - Investor Class (formerly, Great-West Mid Cap Value Fund) - Goldman Sachs Asset Management, L.P.(1)	1.15%	-11.76%	3.88%	9.75%
Allocation	Empower Moderate Profile Fund - Investor Class (formerly, Great-West Moderate Profile Fund)(1)	0.92%	-12.02%	3.83%	6.15%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Allocation	Empower Moderately Aggressive Profile Fund - Investor Class (formerly, Great-West Moderately Aggressive Profile Fund)(1)	1.02%	-13.09%	4.29%	7.14%
Allocation	Empower Moderately Conservative Profile Fund - Investor Class (formerly, Great-West Moderately Conservative Profile Fund)(1)	0.83%	-10.82%	3.06%	4.91%
Taxable Bond	Empower Multi-Sector Bond Fund - Investor Class (formerly, Great-West Multi-Sector Bond Fund)(1)	0.90%	-11.42%	1.09%	2.70%
Sector Equity	Empower Real Estate Index Fund - Investor Class (formerly, Great-West Real Estate Index Fund) - Irish Life Inv Managers Ltd(1)	0.70%	-26.40%	1.80%	4.99%
U.S. Equity	Empower S&P Mid Cap 400® Index Fund - Investor Class (formerly, Great-West S&P Mid Cap 400® Index Fund) - Irish Life Inv Managers Ltd(1)	0.54%	-13.55%	6.12%	10.16%
U.S. Equity	Empower S&P SmallCap 600® Index Fund - Investor Class (formerly, Great-West S&P SmallCap 600® Index Fund) - Irish Life Inv Managers Ltd	0.56%	-16.51%	5.34%	10.24%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)(1)	0.60%	-4.25%	1.22%	1.27%
U.S. Equity	Empower Small Cap Growth Fund - Investor Class (formerly, Great-West Small Cap Growth Fund)(1)	1.19%	-25.36%	7.50%	—
U.S. Equity	Empower Small Cap Value Fund - Investor Class (formerly, Great-West Small Cap Value Fund)(1)	1.09%	-10.03%	4.86%	9.10%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (formerly, Great-West T. Rowe Price Mid Cap Growth Fund) - T. Rowe Price Associates, Inc.	1.02%	-22.79%	7.13%	11.81%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)(1)	0.60%	-12.08%	-0.59%	0.45%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Class(1)	0.81%	-11.78%	1.59%	3.58%
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.17%	-20.37%	1.46%	4.35%
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.38%	-18.30%	—	—
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.42%	-16.21%	—	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.65%	-13.21%	0.38%	1.28%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.67%	-1.68%	6.24%	9.80%
International Equity	Invesco® V.I. EQV International Equity Fund - Series I	0.91%	-18.31%	1.51%	4.41%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series I - Invesco® Asset Management Ltd	1.02%	-24.94%	-0.91%	2.48%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series I	0.87%	-15.83%	7.01%	10.88%
Allocation	Janus Henderson VIT Balanced Portfolio - Institutional Shares	0.62%	-16.40%	6.69%	8.43%
U.S. Equity	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	0.72%	-15.94%	9.62%	13.39%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Taxable Bond	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares(1)	0.57%	-13.66%	0.50%	1.35%
U.S. Equity	Janus Henderson VIT Forty Portfolio - Institutional Shares	0.55%	-33.55%	9.75%	13.00%
International Equity	Janus Henderson VIT Global Sustainable Equity Portfolio - Institutional Shares(1)	0.87%	—	—	—
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares	0.72%	-36.95%	10.57%	15.63%
Taxable Bond	Lord Abbett Series Fund - Total Return Portfolio - Class VC	0.71%	-14.05%	-0.23%	1.10%
U.S. Equity	LVIP JPMorgan Small Cap Core Fund - Standard Class (formerly, JPMorgan Insurance Trust Small Cap Core Portfolio)	0.76%	-19.35%	4.07%	9.59%
U.S. Equity	LVIP JPMorgan U.S. Equity Fund - Standard Class (formerly, JPMorgan Insurance Trust U.S. Equity Portfolio)	0.67%	-18.69%	10.25%	13.21%
U.S. Equity	MFS® VIT Growth Series - Initial Class(1)	0.74%	-31.63%	9.57%	13.05%
International Equity	MFS® VIT II International Growth Portfolio - Initial Class(1)	0.88%	-14.95%	4.51%	6.29%
International Equity	MFS® VIT II Research International Portfolio - Initial Class(1)	0.96%	-17.58%	2.69%	4.68%
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class(1)	0.54%	-18.37%	5.41%	10.49%
Sector Equity	MFS® VIT III Global Real Estate Portfolio - Initial Class(1)	0.92%	-26.94%	3.49%	5.91%
U.S. Equity	MFS® VIT III Mid Cap Value Portfolio - Initial Class(1)	0.79%	-8.79%	7.58%	10.86%
U.S. Equity	MFS® VIT Mid Cap Growth Series - Initial Class(1)	0.80%	-28.70%	9.28%	12.53%
U.S. Equity	MFS® VIT New Discovery Series - Initial Class(1)	0.87%	-29.76%	7.81%	9.99%
U.S. Equity	MFS® VIT Research Series - Initial Class(1)	0.79%	-17.21%	8.90%	11.68%
Taxable Bond	MFS® VIT Total Return Bond Series - Initial Class(1)	0.53%	-13.93%	0.19%	1.39%
U.S. Equity	MFS® VIT Value Series - Initial Class(1)	0.69%	-5.91%	7.35%	11.05%
U.S. Equity	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	0.93%	-18.45%	7.40%	10.89%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class(1)	1.29%	8.61%	7.03%	-1.56%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class	0.96%	-11.00%	-0.92%	-0.31%
Taxable Bond	PIMCO VIT High Yield Portfolio - Administrative Class	0.76%	-10.28%	1.89%	3.53%
Taxable Bond	PIMCO VIT Income Portfolio - Institutional Class	0.67%	-7.64%	1.93%	—
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class	1.01%	-10.15%	0.32%	2.22%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Administrative Class	0.67%	-5.74%	0.08%	0.42%
Taxable Bond	PIMCO VIT Real Return Portfolio - Administrative Class	0.77%	-11.90%	1.96%	0.90%
Taxable Bond	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%
International Equity	Putnam VT Focused International Equity Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.81%	-17.99%	2.61%	7.00%
Allocation	Putnam VT Global Asset Allocation Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.86%	-15.82%	3.40%	6.79%
Taxable Bond	Putnam VT High Yield Fund - Class IA - Putnam Investments Limited	0.74%	-11.37%	1.67%	3.48%
Taxable Bond	Putnam VT Income Fund - Class IB - Putnam Investments Limited	0.86%	-13.81%	-0.51%	1.16%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International Equity	Putnam VT International Value Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.90%	-6.70%	2.23%	4.45%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - (formerly, Putnam VT Growth Opportunities Fund) - Putnam Investments Limited	0.66%	-30.36%	10.88%	14.00%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investments Limited	0.57%	-2.87%	9.53%	12.04%
U.S. Equity	Putnam VT Research Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.75%	-17.07%	9.62%	12.62%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investments Limited	0.78%	-12.80%	4.97%	9.39%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA - Putnam Investments Limited(1)	0.82%	-33.85%	5.98%	9.81%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	-38.66%	4.89%	11.40%
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	-13.13%	-0.12%	—
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
U.S. Equity	Victory RS Small Cap Growth Equity VIP Series - Class I(1)	0.88%	-36.36%	0.04%	8.86%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
U.S. Equity	American Century Investments® VP Capital Appreciation Fund - Class I(1)	0.92%	-28.11%	7.91%	10.25%
U.S. Equity	American Century Investments® VP Mid Cap Value Fund - Class I	0.86%	-1.19%	6.76%	11.01%
U.S. Equity	American Century Investments® VP Ultra® Fund - Class I(1)	0.76%	-32.38%	11.10%	14.12%
U.S. Equity	American Century Investments® VP Value Fund - Class I(1)	0.73%	0.54%	7.85%	10.59%
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2	0.72%	-17.70%	-1.77%	-0.50%
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2(1)	0.67%	-17.33%	4.10%	7.77%
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 2(1)	0.91%	-29.55%	2.79%	6.84%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 2	0.53%	-16.50%	7.83%	11.54%
International Equity	American Funds Insurance Series® International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
International Equity	American Funds Insurance Series® New World Fund® - Class 2(1)	0.82%	-22.10%	2.32%	4.27%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2(1)	0.50%	-8.45%	7.11%	11.30%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I(1)	0.33%	-14.82%	4.77%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited(1)	0.73%	-15.86%	3.50%	5.06%
Taxable Bond	BlackRock High Yield V.I. Fund - Class I - BlackRock International Limited(1)	0.56%	-10.35%	2.60%	4.10%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Initial Shares - Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	-25.31%	5.22%	9.22%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Sector Equity	Davis Financial Portfolio - Davis Selected Advisers (New York) Inc.	0.75%	-8.53%	4.76%	10.21%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	-12.45%	2.02%	—
U.S. Equity	DWS Core Equity VIP - Class A	0.59%	-15.53%	8.60%	12.56%
Taxable Bond	DWS High Income VIP - Class A(1)	0.71%	-8.88%	2.57%	3.73%
U.S. Equity	DWS Small Cap Index VIP - Class A - Northern Trust Investments, Inc.(1)	0.39%	-20.64%	3.82%	8.75%
Taxable Bond	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.17%	-2.74%	1.93%	2.52%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Allocation	Empower Aggressive Profile Fund - Investor Class (formerly, Great-West Aggressive Profile Fund)	1.15%	-15.17%	5.10%	9.09%
U.S. Equity	Empower Ariel Mid Cap Value Fund - Investor Class (formerly, Great-West Ariel Mid Cap Value Fund) - Ariel Investments, LLC(1)	1.05%	-12.94%	4.97%	9.49%
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1)	0.50%	-13.68%	-0.56%	0.54%
Allocation	Empower Conservative Profile Fund - Investor Class (formerly, Great-West Conservative Profile Fund)(1)	0.78%	-9.93%	2.29%	3.65%
Taxable Bond	Empower Core Bond Fund - Investor Class (formerly, Great-West Core Bond Fund)(1)	0.70%	-14.70%	-0.43%	0.79%
International Equity	Empower Emerging Markets Equity Fund - Investor Class (formerly, Great-West Emerging Markets Equity Fund) - UBS Asset Management (Americas) Inc; Lazard Asset Management LLC(1)	1.23%	-22.34%	—	—
Money Market	Empower Government Money Market Fund - Investor Class (formerly, Great-West Government Money Market Fund)(1)	0.46%	1.22%	0.92%	0.50%
Taxable Bond	Empower Inflation-Protected Securities Fund - Investor Class (formerly, Great-West Inflation-Protected Securities Fund) - Goldman Sachs Asset Management, L.P.(1)	0.70%	-8.92%	—	—
International Equity	Empower International Index Fund - Investor Class - (formerly, Great-West International Index Fund) - Irish Life Inv Managers Ltd	0.64%	-14.74%	1.18%	4.11%
International Equity	Empower International Value Fund - Investor Class (formerly, Great-West International Value Fund) - LSV Asset Management; Massachusetts Financial Services Company	1.06%	-15.18%	1.23%	6.75%
U.S. Equity	Empower Large Cap Growth Fund - Investor Class (formerly, Great-West Large Cap Growth Fund) - Amundi Asset Management US, Inc.; JPMorgan Investment Management Inc.(1)	0.98%	-23.16%	12.35%	13.74%
Allocation	Empower Lifetime 2015 Fund - Investor Class (formerly, Great-West Lifetime 2015 Fund)(1)	0.80%	-12.27%	3.06%	5.00%
Allocation	Empower Lifetime 2020 Fund - Investor Class (formerly, Great-West Lifetime 2020 Fund)(1)	0.83%	-12.95%	3.20%	—
Allocation	Empower Lifetime 2025 Fund - Investor Class (formerly, Great-West Lifetime 2025 Fund)(1)	0.85%	-13.83%	3.46%	6.20%
Allocation	Empower Lifetime 2030 Fund - Investor Class (formerly, Great-West Lifetime 2030 Fund)(1)	0.87%	-14.62%	3.73%	—
Allocation	Empower Lifetime 2035 Fund - Investor Class (formerly, Great-West Lifetime 2035 Fund)(1)	0.89%	-15.62%	4.07%	7.37%
Allocation	Empower Lifetime 2040 Fund - Investor Class (formerly, Great-West Lifetime 2040 Fund)	0.92%	-16.30%	4.34%	—
Allocation	Empower Lifetime 2045 Fund - Investor Class (formerly, Great-West Lifetime 2045 Fund)	0.92%	-16.82%	4.42%	7.68%
Allocation	Empower Lifetime 2050 Fund - Investor Class (formerly, Great-West Lifetime 2050 Fund)	0.93%	-16.95%	4.42%	—
Allocation	Empower Lifetime 2055 Fund - Investor Class (formerly, Great-West Lifetime 2055 Fund)	0.92%	-17.13%	4.29%	7.55%
Allocation	Empower Lifetime 2060 Fund - Investor Class (formerly, Great-West Lifetime 2060 Fund)	0.94%	-17.10%	—	—
U.S. Equity	Empower Mid Cap Value Fund - Investor Class (formerly, Great-West Mid Cap Value Fund) - Goldman Sachs Asset Management, L.P.(1)	1.15%	-11.76%	3.88%	9.75%
Allocation	Empower Moderate Profile Fund - Investor Class (formerly, Great-West Moderate Profile Fund)(1)	0.92%	-12.02%	3.83%	6.15%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Allocation	Empower Moderately Aggressive Profile Fund - Investor Class (formerly, Great-West Moderately Aggressive Profile Fund)(1)	1.02%	-13.09%	4.29%	7.14%
Allocation	Empower Moderately Conservative Profile Fund - Investor Class (formerly, Great-West Moderately Conservative Profile Fund)(1)	0.83%	-10.82%	3.06%	4.91%
Taxable Bond	Empower Multi-Sector Bond Fund - Investor Class (formerly, Great-West Multi-Sector Bond Fund)(1)	0.90%	-11.42%	1.09%	2.70%
Sector Equity	Empower Real Estate Index Fund - Investor Class (formerly, Great-West Real Estate Index Fund) - Irish Life Inv Managers Ltd(1)	0.70%	-26.40%	1.80%	4.99%
U.S. Equity	Empower S&P Mid Cap 400® Index Fund - Investor Class (formerly, Great-West S&P Mid Cap 400® Index Fund) - Irish Life Inv Managers Ltd(1)	0.54%	-13.55%	6.12%	10.16%
U.S. Equity	Empower S&P SmallCap 600® Index Fund - Investor Class (formerly, Great-West S&P SmallCap 600® Index Fund) - Irish Life Inv Managers Ltd	0.56%	-16.51%	5.34%	10.24%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)(1)	0.60%	-4.25%	1.22%	1.27%
U.S. Equity	Empower Small Cap Growth Fund - Investor Class (formerly, Great-West Small Cap Growth Fund)(1)	1.19%	-25.36%	7.50%	—
U.S. Equity	Empower Small Cap Value Fund - Investor Class (formerly, Great-West Small Cap Value Fund)(1)	1.09%	-10.03%	4.86%	9.10%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (formerly, Great-West T. Rowe Price Mid Cap Growth Fund) - T. Rowe Price Associates, Inc.	1.02%	-22.79%	7.13%	11.81%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)(1)	0.60%	-12.08%	-0.59%	0.45%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Class(1)	0.81%	-11.78%	1.59%	3.58%
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.17%	-20.37%	1.46%	4.35%
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.38%	-18.30%	—	—
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.42%	-16.21%	—	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.65%	-13.21%	0.38%	1.28%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.67%	-1.68%	6.24%	9.80%
International Equity	Invesco® V.I. EQV International Equity Fund - Series I	0.91%	-18.31%	1.51%	4.41%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series I - Invesco® Asset Management Ltd	1.02%	-24.94%	-0.91%	2.48%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series I	0.87%	-15.83%	7.01%	10.88%
Allocation	Janus Henderson VIT Balanced Portfolio - Institutional Shares	0.62%	-16.40%	6.69%	8.43%
U.S. Equity	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	0.72%	-15.94%	9.62%	13.39%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Taxable Bond	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares(1)	0.57%	-13.66%	0.50%	1.35%
U.S. Equity	Janus Henderson VIT Forty Portfolio - Institutional Shares	0.55%	-33.55%	9.75%	13.00%
International Equity	Janus Henderson VIT Global Sustainable Equity Portfolio - Institutional Shares(1)	0.87%	—	—	—
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares	0.72%	-36.95%	10.57%	15.63%
Taxable Bond	Lord Abbett Series Fund - Total Return Portfolio - Class VC	0.71%	-14.05%	-0.23%	1.10%
U.S. Equity	LVIP JPMorgan Small Cap Core Fund - Standard Class (formerly, JPMorgan Insurance Trust Small Cap Core Portfolio)	0.76%	-19.35%	4.07%	9.59%
U.S. Equity	LVIP JPMorgan U.S. Equity Fund - Standard Class (formerly, JPMorgan Insurance Trust U.S. Equity Portfolio)	0.67%	-18.69%	10.25%	13.21%
U.S. Equity	MFS® VIT Growth Series - Initial Class(1)	0.74%	-31.63%	9.57%	13.05%
International Equity	MFS® VIT II International Growth Portfolio - Initial Class(1)	0.88%	-14.95%	4.51%	6.29%
International Equity	MFS® VIT II Research International Portfolio - Initial Class(1)	0.96%	-17.58%	2.69%	4.68%
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class(1)	0.54%	-18.37%	5.41%	10.49%
Sector Equity	MFS® VIT III Global Real Estate Portfolio - Initial Class(1)	0.92%	-26.94%	3.49%	5.91%
U.S. Equity	MFS® VIT III Mid Cap Value Portfolio - Initial Class(1)	0.79%	-8.79%	7.58%	10.86%
U.S. Equity	MFS® VIT Mid Cap Growth Series - Initial Class(1)	0.80%	-28.70%	9.28%	12.53%
U.S. Equity	MFS® VIT New Discovery Series - Initial Class(1)	0.87%	-29.76%	7.81%	9.99%
U.S. Equity	MFS® VIT Research Series - Initial Class(1)	0.79%	-17.21%	8.90%	11.68%
Taxable Bond	MFS® VIT Total Return Bond Series - Initial Class(1)	0.53%	-13.93%	0.19%	1.39%
U.S. Equity	MFS® VIT Value Series - Initial Class(1)	0.69%	-5.91%	7.35%	11.05%
U.S. Equity	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	0.93%	-18.45%	7.40%	10.89%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class(1)	1.29%	8.61%	7.03%	-1.56%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class	0.96%	-11.00%	-0.92%	-0.31%
Taxable Bond	PIMCO VIT High Yield Portfolio - Administrative Class	0.76%	-10.28%	1.89%	3.53%
Taxable Bond	PIMCO VIT Income Portfolio - Institutional Class	0.67%	-7.64%	1.93%	—
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class	1.01%	-10.15%	0.32%	2.22%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Administrative Class	0.67%	-5.74%	0.08%	0.42%
Taxable Bond	PIMCO VIT Real Return Portfolio - Administrative Class	0.77%	-11.90%	1.96%	0.90%
Taxable Bond	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%
International Equity	Putnam VT Focused International Equity Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.81%	-17.99%	2.61%	7.00%
Allocation	Putnam VT Global Asset Allocation Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.86%	-15.82%	3.40%	6.79%
Taxable Bond	Putnam VT High Yield Fund - Class IA - Putnam Investments Limited	0.74%	-11.37%	1.67%	3.48%
Taxable Bond	Putnam VT Income Fund - Class IB - Putnam Investments Limited	0.86%	-13.81%	-0.51%	1.16%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International Equity	Putnam VT International Value Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.90%	-6.70%	2.23%	4.45%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - (formerly, Putnam VT Growth Opportunities Fund) - Putnam Investments Limited	0.66%	-30.36%	10.88%	14.00%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investments Limited	0.57%	-2.87%	9.53%	12.04%
U.S. Equity	Putnam VT Research Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.75%	-17.07%	9.62%	12.62%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investments Limited	0.78%	-12.80%	4.97%	9.39%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA - Putnam Investments Limited(1)	0.82%	-33.85%	5.98%	9.81%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	-38.66%	4.89%	11.40%
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	-13.13%	-0.12%	—
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
U.S. Equity	Victory RS Small Cap Growth Equity VIP Series - Class I(1)	0.88%	-36.36%	0.04%	8.86%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Fund Risks [Member]
Prospectus:
Principal Risk [Text Block]
Fund Risks.   We do not guarantee that a Fund will meet its investment objectives and strategies. Policy Value may increase or decrease depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each
Fund’s prospectus, which you may request, free of charge, by visiting https://www.protective.com/eprospectus, calling 1-800-265-1545 or emailing prospectus@protective.com.

General Account Risks [Member]
Prospectus:
Principal Risk [Text Block]
General Account Risks.   The Company’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Variable Account) and are subject to the Company’s claims-paying ability. The Fixed Account is part of the General Account. An Owner should look to the financial strength of Protective Life for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the Company’s general creditors and the conduct of our routine business activities. For more information on Protective Life’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds. See also The Company and the Fixed Account — Our General Account.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk (Policy Value not Guaranteed).   If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk (the difference between the Death Benefit and the Policy Value) under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest.
	If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual interest effective rate of 2%. See “The Company and the Fixed Account.
Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Loan Risks.   A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account. Interest credited on the portion of the Policy Value being used as collateral for a Policy loan is the loan interest rate less an amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value (“Loan Interest Credit Spread”).
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See Tax Considerations — Tax Treatment of Loans. Policy loans also may increase the potential for Lapse if the investment results of the Sub- Accounts to which Cash Surrender Value is allocated is unfavorable.
If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit. See Policy Loans.

Potential for Increased Charges and Fees [Member]
Prospectus:
Principal Risk [Text Block]
Potential for Increased Charges and Fees.   The Company has the right to increase (up to the maximum amount noted in the fee table) the charges and fees we deduct. See also Fee Tables and Charges and Deductions.

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Tax Risks.   Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy’s Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply. This Policy is intended to qualify as life insurance for tax purposes and is designed to meet the requirements of Section 7702 of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code” or “Code”).
The applicable factor used in determining the minimum Death Benefit shall be the factor required by Section 7702 of the Code as shown in your Policy. Under Death Benefit Option 1, your Death Benefit will generally be the Total Face Amount. However, in the event the minimum Death Benefit exceeds the Total Face Amount, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount. Under Death Benefit Option 2, your Death Benefit will always vary with the Policy Value. However, in the event the minimum Death Benefit exceeds the Total Face Amount plus the Policy Value under Death Benefit Option 2, the Company reserves the right to refund the portion of any premium or Cash Value such that the minimum Death Benefit no longer exceeds the Total Face Amount plus Policy Value. See Death Benefit Options for detailed information about each Death Benefit Option.
Your Policy may become a modified endowment contract as a result of: (1) the payment of premiums exceeding the limits of Section 7702A of the Code, (2) certain changes to your Policy, such as a reduction in your Death Benefit or certain rider benefits, or (3) an exchange of a contract which is a modified endowment contract for this Policy.
If your Policy becomes a modified endowment contract, transactions such as surrenders, withdrawals and loans will be treated first as a distribution of the earnings in the Policy and generally will be taxable as ordinary income in the year received, to the extent there is any gain in the Policy. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.
If the Policy is not a modified endowment contract, distributions, such as surrenders and withdrawals, generally are treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, surrenders, withdrawals or loans from a Policy that is not a modified endowment contract are not subject to the 10% additional tax.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, and others. The tax consequences of such plans vary depending on the particular facts and circumstances of each individual arrangement. For more information regarding certain arrangements, see Tax Considerations and, specifically, the sections discussing Employer-Owned Life Insurance, Split-Dollar Life Insurance, and Employer-Financed Insurance Purchase Arrangements — Tax and Other Legal Issues.
See Tax Considerations for a discussion of certain tax risks and considerations, including those relating to employer owned life insurance. You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Withdrawal and Surrender Risks [Member]
Prospectus:
Principal Risk [Text Block]
Surrender Risks.   The Cash Surrender Value of the Policy is generally the Cash Value less any Policy Debt and less any Monthly Deduction applied on the date of surrender. No Death Benefit Proceeds will be paid after the effective date of surrender of the Policy.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the account value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.
A surrender or withdrawal may have tax consequences. See Tax Considerations.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Not a Short-Term Investment

The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, and “THE VARIABLE ACCOUNT AND FUNDS” in the Prospctus and “FUND APPENDIX — FUNDS AVAILABLE UNDER YOUR POLICY” which is part of this Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Depositor, Protective Life, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Contract Lapse

Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.
There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

Principal Risk [Text Block]
Risk of Lapse.   Your Policy may terminate if your Policy Value on any Monthly Anniversary Day (the same day each month as the Policy Effective Date) is less than the amount of the Monthly Deduction due on that date. If your Policy would terminate due to insufficient value, we will send you notice of the premium required to prevent termination of the Policy at the expiration of the grace period while the Insured is living (“Lapse”). You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the monthly cost of insurance for the next three months or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. There is a cost to reinstate your Policy. See Lapse and Reinstatement.
Your Policy may Lapse if your outstanding loan amounts reduce the Cash Surrender Value to zero. A lapse of your Policy at a time when a policy loan is outstanding may have tax consequences. See Tax Considerations.

American Century Investments® VP Capital Appreciation Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Capital Appreciation Fund - Class I	[10]
Current Expenses [Percent]	0.92%	[10]
Average Annual Total Returns, 1 Year [Percent]	(28.11%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.91%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.25%	[10]
American Century Investments® VP Mid Cap Value Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Mid Cap Value Fund - Class I
Current Expenses [Percent]	(1.19%)
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	11.01%
American Century Investments® VP Ultra® Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Ultra® Fund - Class I	[10]
Current Expenses [Percent]	0.76%	[10]
Average Annual Total Returns, 1 Year [Percent]	(32.38%)	[10]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[10]
Average Annual Total Returns, 10 Years [Percent]	14.12%	[10]
American Century Investments® VP Value Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Value Fund - Class I	[10]
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.54%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.85%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.59%	[10]
American Funds Insurance Series® Capital World Bond Fund® - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® - Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2	[10]
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	(17.33%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.10%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.77%	[10]
American Funds Insurance Series® Global Small Capitalization Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	[10]
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	(29.55%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.79%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.84%	[10]
American Funds Insurance Series® Growth Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 2
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds Insurance Series® Growth-Income Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 2
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds Insurance Series® International Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
American Funds Insurance Series® New World Fund® - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 2	[10]
Current Expenses [Percent]	0.82%	[10]
Average Annual Total Returns, 1 Year [Percent]	(22.10%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.32%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.27%	[10]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	[10]
Current Expenses [Percent]	0.50%	[10]
Average Annual Total Returns, 1 Year [Percent]	(8.45%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.11%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.30%	[10]
BNY Mellon Stock Index Fund, Inc. - Initial Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc. - Initial Shares
Portfolio Company Adviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I	[10]
Current Expenses [Percent]	0.33%	[10]
Average Annual Total Returns, 1 Year [Percent]	(14.82%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.77%	[10]
BlackRock Global Allocation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I	[10]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[10]
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	(15.86%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.50%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.06%	[10]
BlackRock High Yield V.I. Fund - Class I Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund - Class I	[10]
Portfolio Company Adviser [Text Block]	BlackRock International Limited	[10]
Current Expenses [Percent]	0.56%	[10]
Average Annual Total Returns, 1 Year [Percent]	(10.35%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.60%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.10%	[10]
ClearBridge Variable Mid Cap Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
DFA VIT Inflation-Protected Securities Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
DWS Core Equity VIP - Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Core Equity VIP - Class A
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	12.56%
DWS High Income VIP - Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS High Income VIP - Class A	[10]
Current Expenses [Percent]	0.71%	[10]
Average Annual Total Returns, 1 Year [Percent]	(8.88%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.57%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.73%	[10]
DWS Small Cap Index VIP - Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP - Class A	[10]
Portfolio Company Adviser [Text Block]	Northern Trust Investments, Inc	[10]
Current Expenses [Percent]	0.39%	[10]
Average Annual Total Returns, 1 Year [Percent]	(20.64%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.82%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.75%	[10]
Davis Financial Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Davis Financial Portfolio
Portfolio Company Adviser [Text Block]	Davis Selected Advisers (New York) Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.53%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Eaton Vance VT Floating-Rate Income Fund - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Empower Aggressive Profile Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class (formerly, Great-West Aggressive Profile Fund)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Empower Ariel Mid Cap Value Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Ariel Mid Cap Value Fund - Investor Class (formerly, Great-West Ariel Mid Cap Value Fund)	[10]
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC	[10]
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	(12.94%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.97%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.49%	[10]
Empower Bond Index Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)	[10]
Current Expenses [Percent]	0.50%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.68%)	[10]
Average Annual Total Returns, 5 Years [Percent]	(0.56%)	[10]
Average Annual Total Returns, 10 Years [Percent]	0.54%	[10]
Empower Conservative Profile Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class (formerly, Great-West Conservative Profile Fund)	[10]
Current Expenses [Percent]	0.78%	[10]
Average Annual Total Returns, 1 Year [Percent]	(9.93%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.29%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.65%	[10]
Empower Core Bond Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Core Bond Fund - Investor Class (formerly, Great-West Core Bond Fund)	[10]
Current Expenses [Percent]	0.70%	[10]
Average Annual Total Returns, 1 Year [Percent]	(14.70%)	[10]
Average Annual Total Returns, 5 Years [Percent]	(0.43%)	[10]
Average Annual Total Returns, 10 Years [Percent]	0.79%	[10]
Empower Emerging Markets Equity Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund - Investor Class (formerly, Great-West Emerging Markets Equity Fund)	[10]
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc	[10]
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC	[10]
Current Expenses [Percent]	1.23%	[10]
Average Annual Total Returns, 1 Year [Percent]	(22.34%)	[10]
Empower Government Money Market Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Government Money Market Fund - Investor Class (formerly, Great-West Government Money Market Fund)	[10]
Current Expenses [Percent]	0.46%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.22%	[10]
Average Annual Total Returns, 5 Years [Percent]	0.92%	[10]
Average Annual Total Returns, 10 Years [Percent]	0.50%	[10]
Empower Inflation-Protected Securities Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Inflation-Protected Securities Fund - Investor Class (formerly, Great-West Inflation-Protected Securities Fund)	[10]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	0.70%	[10]
Average Annual Total Returns, 1 Year [Percent]	(8.92%)	[10]
Empower International Index Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class - (formerly, Great-West International Index Fund)
Portfolio Company Adviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Empower International Value Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class (formerly, Great-West International Value Fund)
Portfolio Company Adviser [Text Block]	LSV Asset Management
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Empower Large Cap Growth Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Large Cap Growth Fund - Investor Class (formerly, Great-West Large Cap Growth Fund)	[10]
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc	[10]
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management Inc	[10]
Current Expenses [Percent]	0.98%	[10]
Average Annual Total Returns, 1 Year [Percent]	(23.16%)	[10]
Average Annual Total Returns, 5 Years [Percent]	12.35%	[10]
Average Annual Total Returns, 10 Years [Percent]	13.74%	[10]
Empower Lifetime 2015 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class (formerly, Great-West Lifetime 2015 Fund)	[10]
Current Expenses [Percent]	0.80%	[10]
Average Annual Total Returns, 1 Year [Percent]	(12.27%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.06%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.00%	[10]
Empower Lifetime 2020 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class (formerly, Great-West Lifetime 2020 Fund)	[10]
Current Expenses [Percent]	0.83%	[10]
Average Annual Total Returns, 1 Year [Percent]	(12.95%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.20%	[10]
Empower Lifetime 2025 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class (formerly, Great-West Lifetime 2025 Fund)	[10]
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.83%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.46%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.20%	[10]
Empower Lifetime 2030 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class (formerly, Great-West Lifetime 2030 Fund)	[10]
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	(14.62%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.73%	[10]
Empower Lifetime 2035 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class (formerly, Great-West Lifetime 2035 Fund)	[10]
Current Expenses [Percent]	0.89%	[10]
Average Annual Total Returns, 1 Year [Percent]	(15.62%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.07%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.37%	[10]
Empower Lifetime 2040 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class (formerly, Great-West Lifetime 2040 Fund)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Empower Lifetime 2045 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class (formerly, Great-West Lifetime 2045 Fund)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Empower Lifetime 2050 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class (formerly, Great-West Lifetime 2050 Fund)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Empower Lifetime 2055 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class (formerly, Great-West Lifetime 2055 Fund)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Empower Lifetime 2060 Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class (formerly, Great-West Lifetime 2060 Fund)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Empower Mid Cap Value Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class (formerly, Great-West Mid Cap Value Fund)	[10]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P	[10]
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	(11.76%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.88%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.75%	[10]
Empower Moderate Profile Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class (formerly, Great-West Moderate Profile Fund)	[10]
Current Expenses [Percent]	0.92%	[10]
Average Annual Total Returns, 1 Year [Percent]	(12.02%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.83%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.15%	[10]
Empower Moderately Aggressive Profile Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class (formerly, Great-West Moderately Aggressive Profile Fund)	[10]
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.09%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.29%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.14%	[10]
Empower Moderately Conservative Profile Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class (formerly, Great-West Moderately Conservative Profile Fund)	[10]
Current Expenses [Percent]	0.83%	[10]
Average Annual Total Returns, 1 Year [Percent]	(10.82%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.06%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.91%	[10]
Empower Multi-Sector Bond Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class (formerly, Great-West Multi-Sector Bond Fund)	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	(11.42%)	[10]
Average Annual Total Returns, 5 Years [Percent]	1.09%	[10]
Average Annual Total Returns, 10 Years [Percent]	2.70%	[10]
Empower Real Estate Index Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Real Estate Index Fund - Investor Class (formerly, Great-West Real Estate Index Fund)	[10]
Portfolio Company Adviser [Text Block]	Irish Life Inv Managers Ltd	[10]
Current Expenses [Percent]	0.70%	[10]
Average Annual Total Returns, 1 Year [Percent]	(26.40%)	[10]
Average Annual Total Returns, 5 Years [Percent]	1.80%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.99%	[10]
Empower S&P Mid Cap 400® Index Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class (formerly, Great-West S&P Mid Cap 400® Index Fund)	[10]
Portfolio Company Adviser [Text Block]	Irish Life Inv Managers Ltd	[10]
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.55%)	[10]
Average Annual Total Returns, 5 Years [Percent]	6.12%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.16%	[10]
Empower S&P SmallCap 600® Index Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (formerly, Great-West S&P SmallCap 600® Index Fund)
Portfolio Company Adviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Empower Short Duration Bond Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)	[10]
Current Expenses [Percent]	0.60%	[10]
Average Annual Total Returns, 1 Year [Percent]	(4.25%)	[10]
Average Annual Total Returns, 5 Years [Percent]	1.22%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[10]
Empower Small Cap Growth Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class (formerly, Great-West Small Cap Growth Fund)	[10]
Current Expenses [Percent]	1.19%	[10]
Average Annual Total Returns, 1 Year [Percent]	(25.36%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.50%	[10]
Empower Small Cap Value Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class (formerly, Great-West Small Cap Value Fund)	[10]
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	(10.03%)	[10]
Average Annual Total Returns, 5 Years [Percent]	9.10%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.86%	[10]
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class (formerly, Great-West T. Rowe Price Mid Cap Growth Fund)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Empower U.S. Government Securities Fund - Investor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)	[10]
Current Expenses [Percent]	0.60%	[10]
Average Annual Total Returns, 1 Year [Percent]	(12.08%)	[10]
Average Annual Total Returns, 5 Years [Percent]	(0.59%)	[10]
Average Annual Total Returns, 10 Years [Percent]	0.45%	[10]
Federated Hermes High Income Bond Fund II - Primary Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond Fund II - Primary Class	[10]
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	(11.78%)	[10]
Average Annual Total Returns, 5 Years [Percent]	1.59%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.58%	[10]
Fidelity® VIP Emerging Markets Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Fidelity® VIP Extended Market Index Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Fidelity® VIP Index 500 Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Fidelity® VIP International Index Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Invesco® V.I. Diversified Dividend Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Diversified Dividend Fund - Series I
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(1.68%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Invesco® V.I. EQV International Equity Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund - Series I
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Invesco® V.I. Global Real Estate Fund - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series I
Portfolio Company Adviser [Text Block]	Invesco® Asset Management Ltd
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Invesco® V.I. Main Street Small Cap Fund® - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series I
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Janus Henderson VIT Balanced Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Portfolio - Institutional Shares
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Janus Henderson VIT Enterprise Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise Portfolio - Institutional Shares
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.94%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	[10]
Current Expenses [Percent]	0.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.66%)	[10]
Average Annual Total Returns, 5 Years [Percent]	0.50%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.35%	[10]
Janus Henderson VIT Forty Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty Portfolio - Institutional Shares
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Janus Henderson VIT Global Sustainable Equity Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Sustainable Equity Portfolio - Institutional Shares	[10]
Current Expenses [Percent]	0.87%	[10]
Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(36.95%)
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	15.63%
LVIP JPMorgan Small Cap Core Fund - Standard Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Standard Class (formerly, JPMorgan Insurance Trust Small Cap Core Portfolio)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	9.59%
LVIP JPMorgan U.S. Equity Fund - Standard Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class (formerly, JPMorgan Insurance Trust U.S. Equity Portfolio)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(18.69%)
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	13.21%
Lord Abbett Series Fund - Total Return Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Total Return Portfolio - Class VC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
MFS® VIT Growth Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class	[10]
Current Expenses [Percent]	0.74%	[10]
Average Annual Total Returns, 1 Year [Percent]	(31.63%)	[10]
Average Annual Total Returns, 5 Years [Percent]	9.57%	[10]
Average Annual Total Returns, 10 Years [Percent]	13.05%	[10]
MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class	[10]
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	(18.37%)	[10]
Average Annual Total Returns, 5 Years [Percent]	5.41%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.49%	[10]
MFS® VIT III Global Real Estate Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Initial Class	[10]
Current Expenses [Percent]	0.92%	[10]
Average Annual Total Returns, 1 Year [Percent]	(26.94%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.49%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.91%	[10]
MFS® VIT III Mid Cap Value Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Initial Class	[10]
Current Expenses [Percent]	0.79%	[10]
Average Annual Total Returns, 1 Year [Percent]	(8.79%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.58%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.86%	[10]
MFS® VIT II International Growth Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio - Initial Class	[10]
Current Expenses [Percent]	0.88%	[10]
Average Annual Total Returns, 1 Year [Percent]	(14.95%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.51%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.29%	[10]
MFS® VIT II Research International Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio - Initial Class	[10]
Current Expenses [Percent]	0.96%	[10]
Average Annual Total Returns, 1 Year [Percent]	(17.58%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.69%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.68%	[10]
MFS® VIT Mid Cap Growth Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Initial Class	[10]
Current Expenses [Percent]	0.80%	[10]
Average Annual Total Returns, 1 Year [Percent]	(28.70%)	[10]
Average Annual Total Returns, 5 Years [Percent]	9.28%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.53%	[10]
MFS® VIT New Discovery Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Initial Class	[10]
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	(29.76%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.81%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.99%	[10]
MFS® VIT Research Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Research Series - Initial Class	[10]
Current Expenses [Percent]	0.79%	[10]
Average Annual Total Returns, 1 Year [Percent]	(17.21%)	[10]
Average Annual Total Returns, 5 Years [Percent]	8.90%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.68%	[10]
MFS® VIT Total Return Bond Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond Series - Initial Class	[10]
Current Expenses [Percent]	0.53%	[10]
Average Annual Total Returns, 1 Year [Percent]	(13.93%)	[10]
Average Annual Total Returns, 5 Years [Percent]	0.19%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.39%	[10]
MFS® VIT Value Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Value Series - Initial Class	[10]
Current Expenses [Percent]	0.69%	[10]
Average Annual Total Returns, 1 Year [Percent]	(5.91%)	[10]
Average Annual Total Returns, 5 Years [Percent]	7.35%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.05%	[10]
Neuberger Berman AMT Sustainable Equity Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio - Class I
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	[10]
Current Expenses [Percent]	1.29%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.61%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.03%	[10]
Average Annual Total Returns, 10 Years [Percent]	(1.56%)	[10]
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.31%)
PIMCO VIT High Yield Portfolio - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Administrative Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
PIMCO VIT Income Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Institutional Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(7.64%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
PIMCO VIT Low Duration Portfolio - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Administrative Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
PIMCO VIT Real Return Portfolio - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Administrative Class
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
PIMCO VIT Total Return Portfolio - Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Putnam VT Focused International Equity Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund - Class IA	[10]
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC	[10]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[10]
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	(17.99%)	[10]
Average Annual Total Returns, 5 Years [Percent]	2.61%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.00%	[10]
Putnam VT Global Asset Allocation Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund - Class IA	[10]
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC	[10]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[10]
Current Expenses [Percent]	0.86%	[10]
Average Annual Total Returns, 1 Year [Percent]	(15.82%)	[10]
Average Annual Total Returns, 5 Years [Percent]	3.40%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.79%	[10]
Putnam VT High Yield Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT High Yield Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Putnam VT Income Fund - Class IB [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IB
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Putnam VT International Value Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.70%)
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Putnam VT Large Cap Growth Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund - Class IA - (formerly, Putnam VT Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(30.36%)
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	14.00%
Putnam VT Large Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(2.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Putnam VT Research Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Research Fund - Class IA	[10]
Portfolio Company Adviser [Text Block]	The Putnam Advisory Company, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.07%)	[10]
Average Annual Total Returns, 5 Years [Percent]	9.62%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.62%	[10]
Putnam VT Small Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Putnam VT Sustainable Future Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA	[10]
Portfolio Company Adviser [Text Block]	Putnam Investments Limited	[10]
Current Expenses [Percent]	0.82%	[10]
Average Annual Total Returns, 1 Year [Percent]	(33.85%)	[10]
Average Annual Total Returns, 5 Years [Percent]	5.98%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.81%	[10]
T. Rowe Price® Blue Chip Growth Portfolio-II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio-II Class	[10]
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	(38.66%)	[10]
Average Annual Total Returns, 5 Years [Percent]	4.89%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.40%	[10]
Vanguard® VIF Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Victory RS Small Cap Growth Equity VIP Series - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series - Class I	[10]
Current Expenses [Percent]	0.88%	[10]
Average Annual Total Returns, 1 Year [Percent]	(36.36%)	[10]
Average Annual Total Returns, 5 Years [Percent]	0.04%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.86%	[10]
Change of Insured Endorsement [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Change of Insured Endorsement
Optional Benefit Charge, When Deducted [Text Block]	Upon change of insured
Optional Benefit Expense, Maximum [Dollars]	$ 400
Name of Benefit [Text Block]	Change of Insured Endorsement
Purpose of Benefit [Text Block]	Allows the Owner to change the named Insured under the Policy.
Brief Restrictions / Limitations [Text Block]	• Not available to individual Owners. • Only available at the time of Policy issue.
Name of Benefit [Text Block]	Change of Insured Endorsement
Operation of Benefit [Text Block]
Change of Insured Endorsement (not available to Individual Owners).   This endorsement permits you to change the Insured under your Policy or any Insured that has been named by virtue of this endorsement. Before we change the Insured you must provide us with (1) a written Request in Good Order for the change signed by you and approved by us; (2) evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Effective Date. We may charge a fee for administrative and underwriting expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, premiums will be based on the new Insured’s age, sex, mortality class and the premium rate in effect on the Change of Insured Date, which is the Monthly Anniversary on or following the date of approval by the Company of the new Insured. See also Tax Considerations — Change of Insured Endorsement. The monthly risk rates will be based on the new Insured’s age and sex as of the Policy Date and the premium class as of the Change of Insured Date. The maximum monthly risk rates are shown on the updated Policy Schedule and are based on the Mortality Table as shown on the updated Policy Schedule, age nearest birthday. The Company may charge a lower monthly risk rate than shown on the Policy Schedule. The Total Face Amount of the Policy will not change on the Change of Insured Date.

Loan Interest Credit Spread [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Loan Interest Credit Spread:	[11]
Other Annual Expense, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[12]
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense (of Other Amount), Current [Percent]	1.50%
Option 1 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 1. The “Level Death” Option. Under this option, the death benefit is the greater of  —
•
the Policy’s Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to minimize your cost of insurance.

Option 2 Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is the greater of  —
•
The Total Face Amount shown on the Policy Schedule, plus the Policy Value on the Insured’s date of death; or,

•
the Cash Value on the Insured’s date of death multiplied by the applicable factor in the Table of Death Benefit Factors shown in the Policy Schedule for the Insured’s age at date of death.

This death benefit option should be selected if you want to maximize your death benefit.

Premium Expense Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Premium Expense Charge (consists of the Sales Load and Premium Tax):
Other Transaction Fee, When Deducted [Text Block]	Upon receipt of each premium payment
Other Transaction Fee, Current [Percent]	6.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Term Life Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Life Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Name of Benefit [Text Block]	Term Life Insurance Rider
Purpose of Benefit [Text Block]	To provide for level term insurance on the life of the Insured.
Brief Restrictions / Limitations [Text Block]	• Only available at the time of Policy issue. • Only available should the purchaser satisfy certain criteria (1) at the time of purchase.	[13]
Name of Benefit [Text Block]	Term Life Insurance Rider
Operation of Benefit [Text Block]
Term Life Insurance Rider.
This rider provides term life insurance on the Insured. Coverage is automatically annually renewable until the Insured’s Attained Age 121. The amount of Death Benefit provided under this rider may vary on a monthly basis as described below. The Company will pay the Term Life Insurance Rider’s Death Benefit (“Rider Death Benefit”) to the Beneficiary when the Company receives proof of the death of the Insured and that the death occurred while this rider was in force. This rider does not have a Cash Value.
We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying Owner. Protective Life from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Variable Account.
If you purchase this rider, the Total Face Amount, as selected by the Owner, will be the sum of the Base Policy Face Amount and the amount of coverage provided by this rider (the “Term Life Insurance Rider Face Amount”). The Owner elects the Total Face Amount and the applicable percentage of Term Life Insurance Rider Face Amount which ranges from 10% to 90% of the Total Face Amount.
The amount of the Rider Death Benefit depends on the death benefit option that applies under your Policy. The Rider Death Benefit will be determined on each Monthly Anniversary Day in accordance with one of those options. While this rider is in force, the Rider Death Benefit is included in the Death Benefit payable under the Policy and will at all times be the same as the option you have chosen for your Policy.
Option 1: Level Death
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, less any partial withdrawals; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable Factor shown in the Table on the Policy Schedule and based on the age of the Insured on date of death.

•
less the greater of:

c.
the Base Policy Face Amount shown on the Policy Schedule; or

d.
the Policy Value of the Policy.

Option 2: Coverage Plus
The Rider Death Benefit will be:
•
the greater of:

a.
the Total Face Amount shown on the Policy Schedule, plus the Policy Value Account on the Insured’s date of death; or

b.
the Cash Value on the Insured’s date of death multiplied by the applicable Factor shown in the Table on the Policy Schedule based on the age of the Insured at date of death.

•
less

c.
the Base Policy Face Amount shown on the Policy Schedule; plus

d.
the Policy Value of the Policy.

If the Total Face Amount is changed based on the Request of the Owner to change the Death Benefit Option, then the Base Policy Face Amount and the Term Life Insurance Rider Face Amount will be changed proportionally to the change in the Total Face Amount.
If you purchase this rider, the sales load will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total premium payments. As a result, this rider generally is not offered in connection with any Policy with annual premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your premiums will occur, when the maximum term rider is purchased.
This rider will terminate upon the earliest of:
•
Request by the Owner;

•
The date the Policy is surrendered or coverage has ceased; or

•
The death of the Insured.

The fees and rider are subject to the terms and conditions contained in the “Fees and Charges” provision in the Policy and are described in detail in the Charges and Deductions section of this Prospectus, where applicable.
The calculation of the fees and charges described in detail in the Charges and Deductions section of this Prospectus are modified as follows if this rider is elected:
Cost of Insurance under the Term Life Insurance Rider.   While this rider is in force, the Death Benefit described in the Policy includes the Rider Death Benefit. The cost of insurance for the Policy and this rider is calculated as follows and there is no additional cost of insurance charge for this rider.
a.
The Death Benefit divided by the death benefit interest rate factor as shown on the Policy Schedule, less the Policy Value Account on each Monthly Anniversary, multiplied by the current monthly risk rate for the Insured’s Attained Age; plus

b.
The monthly administration charge.

If there has been an increase or decrease in the Death Benefit during the Policy Year, the cost of insurance calculation will be adjusted accordingly to reflect the change.
Expense Charge under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current expense charge assessed will be made in proportion to the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The expense charge assessed will not exceed the maximum expense charge shown on the Policy Schedule. The Return of Expense Charge Benefit as described in the “Return of Expense Charge Benefit” section in this Prospectus will be calculated for the current expense charge as assessed, as described above, when this rider is elected. The Return of Expense Charge Schedule is shown on the Policy Schedule.
Mortality and Expense Charges under the Term Life Insurance Rider.   While this rider is in force, a reduction of the current mortality and expense charges assessed will be based on the applicable percentage of the Term Life Insurance Rider Face Amount which is equal to the Term Life Insurance Rider Face Amount divided by the Total Face Amount. The mortality and expense charges assessed per year will be determined by us but will not exceed 0.90% annually.
Example of the Operation of the Term Life Insurance Rider.
The Term Life Insurance Rider — if purchased with the Base Policy — will not impact the Death Benefit provided by the Total Face Amount, but will cause a reduction in the expense charges applied against the Policy Value. This reduction in charges will provide for higher Policy Values than if no Term Life Insurance Rider were elected. For example, if the Term Life Insurance Rider Face Amount is equal to $25,000 and the Total Face Amount equals $100,000, there will be a 25% reduction in the assessed expense charge. Similarly, there is a reduction of the current Mortality and Expense Charges, down to 0.10% when the maximum percentage of Term Life Insurance Rider Face Amount is utilized. Accordingly, for a purchase of  $100,000 of life insurance coverage ($75,000 Base and $25,000 Term), Death Benefits over the life of the Policy due to the expense charge reductions may exceed the Death Benefits provided if no Term Rider was purchased and the $100,000 coverage was provided solely under the Base Policy.

Withdrawal Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Withdrawal Charge:
Other Surrender Fees, When Deducted [Text Block]	At the time of each partial withdrawal of Policy Value
Other Surrender Fees, Maximum [Dollars]	$ 100
Other Surrender Fees, Current [Dollars]	$ 25

[1]	The Sales Load and Premium Tax are components of the Premium Expense Charge (and are not in addition to).
[2]
Currently, electronic transfers do not count towards the 12 free transfers; however, we reserve the right, at any time, to charge for electronic transfers in excess of the free transfers allowed. See Charges and Deductions.

[3]
The current minimum and maximum cost of insurance are $0.01 — $45.83 per $1,000 of Net Amount at Risk. The current charge for a 46 year old male, non-smoker, $550,000, Total Face Amount, Option 1 (Level Death) is $0.05 per $1,000 of Net Amount at Risk.

[4]
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option 1 (Level Death Benefit); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2 (Coverage Plus).

[5]
Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and premium (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Day. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s Schedule will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and premium classification of the Insured, and the Total Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See Charges and Deductions. Owners may obtain more information about their particular cost of insurance charge by contacting our Home Office at 888-353-2654.

[6]	The mortality and expense risk charge is accrued daily and deducted on each Monthly Anniversary Day from the assets in the Sub-Accounts.
[7]	The current net mortality and expense risk charge is 0.28% (of average daily net assets) for Policy Years 1-20, and 0.10% (of average daily net assets) thereafter.
[8]	The current Service Charge is $7.50.
[9]	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2022.
[10]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[11]	The current Loan Interest Credit Spread is 1.5%.
[12]
The Loan Interest Credit Spread is the amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured’s death.

[13]	The criteria referenced herein is described further in the second paragraph under the heading “Term Life Insurance Rider” below.